AMOUNT DUE TO RELATED PARTIES (Table)	12 Months Ended
Dec. 31, 2019
AMOUNT DUE TO RELATED PARTIES
Schedule of due to related parties
As of December 31, 2019

Related parties payable	254,515
Related party loan	1,500,000
$1,754,515